CASH FLOW – OTHER ITEMS (Tables)	6 Months Ended
Jun. 30, 2026
Cash flow statement [Abstract]
Schedule of cash flow - other items	Cash Flow - Other Items

Operating Cash Flows – Other Items	For the three months ended June 30		For the six months ended June 30
	2026	2025	2026	2025
Adjustments for non-cash income statement items:
Loss on Kibali JV receivable	$—	$—	$46	$—
Share-based compensation expense	24	27	62	69
Inventory impairment charges	17	—	33	1
Non-cash revenue recognized on Pueblo Viejo gold and silver streaming agreement	(9)	(8)	(17)	(15)
Change in estimate of rehabilitation costs at closed mines	—	(17)	(15)	(7)
Remeasurement of contingent consideration	(41)	—	(96)	—
Litigation settlement accruals	—	—	—	91
Loss on non-hedge derivatives	—	1	—	1
Loss (gain) on warrant investments at FVPL	—	(1)	—	(1)
Change in other assets and liabilities	(56)	(66)	(159)	(108)
Settlement of share-based compensation	(14)	—	(154)	(53)
Settlement of rehabilitation obligations	(35)	(39)	(70)	(90)
Other operating activities	($114)	($103)	($370)	($112)
Cash flow arising from changes in:
Accounts receivable	($92)	($216)	($19)	($204)
Inventory	(58)	2	(110)	(65)
Value added taxes receivable[1]	(96)	(36)	(150)	(96)
Other current assets	(59)	(15)	(73)	(17)
Accounts payable	114	64	(136)	40
Other current liabilities	(188)	72	(193)	108
Change in working capital	($379)	($129)	($681)	($234)
[1]  Excludes $54 million (Q2 2025: $58 million) for Q2 2026 and $74 million (YTD 2025: $75 million) for YTD 2026 of VAT receivables that were settled against offsetting of income taxes payable and $6 million (Q2 2025: $4 million) for Q2 2026 and $16 million (YTD 2025: $48 million) for YTD 2026 of VAT receivables that were settled against offsetting of other duties and liabilities.